OTHER CURRENT AND NON-CURRENT ASSETS (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid professional fees	$ 54,004	$ 108,345
Recoverable VAT	41,377	33,553
Security deposit	21,213	24,251
Other	26,008	22,886
Total	142,602	189,035
Current portion	121,389	168,957
Non-current portion	$ 21,213	$ 20,078